DISCONTINUED OPERATIONS - MAJOR COMPONENTS OF ASSETS AND LIABILITIES (Details) - USD ($) $ in Millions	Jun. 30, 2015	Jun. 30, 2014
Current assets held for sale	$ 4,432	$ 3,945
Disposal Group, Including Discontinued Operation, Assets, Noncurrent	5,204	5,811
Disposal Group, Including Discontinued Operation, Assets	9,636	9,756
Current liabilities held for sale	1,543	1,044
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent	717	727
Disposal Group, Including Discontinued Operation, Liabilities	2,260	1,771
Beauty Brands - Held for Sale [Member]
Current assets held for sale	922	1,096
Disposal Group, Including Discontinued Operation, Assets, Noncurrent	5,204	5,811
Disposal Group, Including Discontinued Operation, Assets	6,126	6,907
Current liabilities held for sale	356	384
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent	717	727
Disposal Group, Including Discontinued Operation, Liabilities	1,073	1,111
Batteries [Member]
Disposal Group, Including Discontinued Operation, Assets, Noncurrent	0
Disposal Group, Including Discontinued Operation, Assets	3,510
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent	0
Disposal Group, Including Discontinued Operation, Liabilities	$ 1,187
Pet Care Business [Member]
Disposal Group, Including Discontinued Operation, Assets, Noncurrent		0
Disposal Group, Including Discontinued Operation, Assets		2,849
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent		0
Disposal Group, Including Discontinued Operation, Liabilities		$ 660